TranS1 Inc.
411 Landmark Drive
Wilmington, North Carolina 28412-6303
October 12, 2007
VIA FACSIMILE (202-772-9218) AND EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Geoffrey Kruczek, Esq.

Re:	TranS1 Inc. File No. 333-144802 Responses to United States Securities and Exchange Commission Staff (“Staff”) comments made by Letter dated October 12, 2007
Dear Mr. Kruczek:
     Set forth below are the responses of TranS1 Inc. (the “Company”) to Staff comments made by letter dated October 12, 2007 (the “Comment Letter”), in connection with the Company’s Registration Statement on Form S-1 (File No. 333-144802), originally filed on July 24, 2007, and as amended by Amendment No. 1, filed on September 4, 2007, Amendment No. 2, filed on September 28, 2007, Amendment No. 3, filed on October 9, 2007, and as further amended by Amendment No. 4, filed concurrently herewith on October 12, 2007 (as amended, the “Registration Statement”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments as set forth in the Comment Letter, and each response contains a reference to the page number(s), as applicable, where the responsive information may be found in the Registration Statement, a copy of which is enclosed for your convenience.
AxiaLIF Clinical Data Summary, page 54
1.	Expand to disclose the material terms of the consulting agreements entered into with the lead investigators for each study, and disclose the number of shares that underlie the options granted to them and the exercise prices.

Company Response: We have expanded our disclosure to provide the material terms of the consulting agreements that we entered into with the lead investigators of each study. We have also disclosed the number of shares that underlie the options granted to each investigator and the exercise prices associated therewith. Please see pages 55 and 56.
Exhibit 5.1
2.	We note the language in the second paragraph. Please update the opinion prior to effectiveness to remove the contingency about proceedings “proposed to be taken...in connection with the authorization...” We note that as of June 30, 2007, there were 17.1 million shares authorized. We also note disclosure on page 89 that states there will be more than 18.7 million shares outstanding after the offering. Counsel’s opinion must state without qualification that the securities are duly authorized.
Company Response: Exhibit 5.1 has been revised to delete the phrase “proposed to be taken.” In addition, the Exhibit 5.1 opinion now states, without qualification, that the securities are duly authorized. Please also see our response to comment No. 3 below.

3.	Also delete the qualifying language that the opinion is “subject to compliance with applicable state securities law.”

Company Response: Exhibit 5.1 has been revised to delete the phrase “subject to compliance with applicable state securities law.” Please see Exhibit 5.1.

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